INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 111	€ 113	€ 122
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 126	135	143
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,520	2,518	2,520
Nonsignificant cash-generating units | Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,100
Nonsignificant cash-generating units | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	297
Nonsignificant cash-generating units | CCE, CCIP And CCEG | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 218
Germany CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	110.00%
Percent by which value assigned to discount rate must change in order to result in an impairment	4.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	5.50%
Iberia CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	50.00%
Percent by which value assigned to discount rate must change in order to result in an impairment	2.50%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	3.50%
Low | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
High
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate (or less)	2.00%
High | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	7 years
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years
Trade accounts receivable, gross | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 333	300	267
Trade accounts receivable, gross | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	161	162	162
Trade accounts receivable, gross | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,520	2,518	2,520
Accumulated amortisation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	44	43	38
Intangible assets and goodwill	(222)	(187)	(145)
Accumulated amortisation | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	8	8	9
Intangible assets and goodwill	(35)	(27)	(19)
Accumulated amortisation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	€ 0	€ 0	€ 0